[MHM Final]

[Translation]

Filed Document:	SEMI-ANNUAL REPORT

Filed with:	Director of Kanto Local Finance Bureau

Filing Date:	July 29, 2011

Fiscal Year:	During the Seventeenth Term
(From November 1, 2010 to April 30, 2011)

Name of the Reporting Fund:	PUTNAM INCOME FUND

Name of the Issuer:	PUTNAM INCOME FUND

Name of Representative:	Jonathan S. Horwitz
Executive Vice President, Treasurer,
Principal Executive Officer and Compliance
Liaison

Address of Principal Office:	One Post Office Square
Boston, Massachusetts 02109
U. S. A.

Name and Title of Reporting Agent:	Harume Nakano
Attorney-at-Law

Ken Miura
Attorney-at-Law

Address or Place of Business	Mori Hamada & Matsumoto
Marunouchi Park Building
6-1, Marunouchi 2-chome
Chiyoda-ku, Tokyo

Name of Liaison Contact:	Harume Nakano
Ken Miura
Attorneys-at-Law

Place of Liaison Contact:	Mori Hamada & Matsumoto
Marunouchi Park Building
6-1, Marunouchi 2-chome
Chiyoda-ku, Tokyo

Phone Number:	03-6212-8316

Places where a copy of this
Semi-annual Report is available
for Public Inspection	Not applicable.

I. STATUS OF INVESTMENT PORTFOLIO OF THE FUND

(1) Diversification of Investment Fund:

			Investment
Types of Assets	Name of Country	Total U.S. Dollars	Ratio (%)

US Government & Agency
Mortgage Obligations	United States	864,258,327	64.59

Mortgage-Backed Securities	United States	527,037,092	39.39

Corporate Bonds and Notes	United States	307,003,057	22.94

	United Kingdom	20,291,591	1.52

	France	7,434,549	0.56

	Australia	6,880,609	0.51

	Sweden	5,149,794	0.38

	Spain	4,662,548	0.35

	Canada	4,024,603	0.30

	Brazil	2,626,886	0.20

	Switzerland	2,400,069	0.18

	Netherlands	2,168,040	0.16

	Portugal	1,888,004	0.14

	Bermuda	1,478,473	0.11

	Luxembourg	1,333,030	0.10

	Norway	1,320,696	0.10

	Qatar	1,106,350	0.08

	Germany	853,788	0.06

Sub-total		370,622,087	27.70

Short-Term Investments	United States	136,427,701	10.20

Asset Backed Securities	United States	114,469,370	8.55

Purchased Options	United States	24,986,716	1.87

Municipal Bonds and Notes	United States	4,165,410	0.31

Foreign government bonds and notes	South Korea	826,413	0.06

	Hungary	812,047	0.06

Sub-total		1,638,460	0.12

Senior Loans	United States	1,043,815	0.08

U.S. Treasury Obligations	United States	403,439	0.03

Cash, Deposit and Other Assets		(706,962,802)	(52.83)
(After deduction of liabilities)

Total		1,338,089,615	100.00

(Net Asset Value)		(JPY108,225 million)

Note 1: Investment ratio is calculated by dividing each asset at its market value by the total Net Asset Value of the Fund. The same applies hereinafter.

Note 2: The exchange rate of U.S. Dollars ("dollar" or "$") into Japanese Yen is JPY 80.88 for one U.S. Dollar, which is the actual middle point between the selling and buying currency rate by telegraphic transfer of The Bank of Tokyo-Mitsubishi UFJ, Ltd. on May 31, 2011. The same applies hereinafter.

Note 3: In this report, money amounts and percentages have been rounded. Therefore, there are cases in which the amount for the "total" column is not equal to the aggregate amount. Also, conversion into other currencies is done simply by multiplying the corresponding amount by the conversion rate specified and rounded up when necessary. As a result, in this report, there are cases in which figures for the same information differ from each other.

Note 4: Details of the rating for the bonds invested by the Fund as of the end of May, 2011 are as follows:

							CCC and	Not
Rating	AAA	AA	A	BBB	BB	B	below	rated	Total

Percentage (%)	62.87	4.64	10.45	15.11	2.71	3.80	2.52	-2.10	100.00

(2) Results of Past Operations

(a) Record of Changes in Net Assets (Class M Shares)

Record of changes in net assets at the end of each of during the one year period up to and including the end of May, 2011 is as follows:

		Total Net Asset Value		Net Asset Value per Share

		Dollar	Yen
		(thousands)	(millions)	Dollar	Yen

2010 End of	June	203,324	16,445	6.72	544

	July	206,479	16,700	6.77	548

	August	213,332	17,254	6.84	553

	September	219,280	17,735	6.78	548

	October	222,916	18,029	6.74	545

	November	225,685	18,253	6.69	541

	December	225,777	18,261	6.63	536

2011 End of	January	220,577	17,840	6.65	538

	February	219,842	17,781	6.70	542

	March	206,311	16,686	6.69	541

	April	202,719	16,396	6.77	548

	May	197,052	15,938	6.81	551

(b) Record of Distributions Paid (Class M Shares)

Period		Amount of Dividend paid per Share

7th Fiscal Year (11/1/2000-10/31/2001)	$0.401	(JPY 32)

8th Fiscal Year (11/1/2001-10/31/2002)	$0.338	(JPY 27)

9th Fiscal Year (11/1/2002-10/31/2003)	$0.240	(JPY 19)

10th Fiscal Year (11/1/2003-10/31/2004)	$0.183	(JPY 15)

11th Fiscal Year (11/1/2004-10/31/2005)	$0.197	(JPY 16)

12th Fiscal Year (11/1/2005-10/31/2006)	$0.273	(JPY 22)

13th Fiscal Year (11/1/2006-10/31/2007)	$0.306	(JPY 25)

14th Fiscal Year (11/1/2007-10/31/2008)	$0.448	(JPY 36)

15th Fiscal Year (11/1/2008-10/31/2009)	$0.456	(JPY 37)

16th Fiscal Year (11/1/2009-10/31/2010)	$0.472	(JPY 38)

Record of distribution paid (Class M Shares) at the end of each month during the period from July 2009 up to and including June 2011 is as follows:

					Net Asset Value per Share
		Dividend		Record	as of the Record Date

Month/Year		Dollar	Yen	Date	Dollar	Yen

2009 End of	July	0.038	3.073	7/20/09	5.95	481

	August	0.038	3.073	8/18/09	6.12	495

	September	0.038	3.073	9/18/09	6.26	506

	October	0.038	3.073	10/19/09	6.48	524

	November	0.038	3.073	11/18/09	6.56	531

	December	0.038	3.073	12/18/09	6.55	530

2010 End of	January	0.038	3.073	1/15/10	6.62	535

	February	0.037	2.993	2/18/10	6.65	538

	March	0.042	3.397	3/18/10	6.72	544

	April	0.042	3.397	4/19/10	6.76	547

	May	0.042	3.397	5/18/10	6.72	544

	June	0.042	3.397	6/18/10	6.70	542

	July	0.042	3.397	7/19/10	6.76	547

	August	0.037	2.993	8/18/10	6.85	554

	September	0.037	2.993	1/21/04	6.78	548

	October	0.037	2.993	10/18/10	6.78	548

	November	0.033	2.669	11/18/10	6.68	540

	December	0.033	2.669	12/17/10	6.60	534

2011 End of	January	0.033	2.669	1/18/11	6.66	539

	February	0.033	2.669	2/17/11	6.66	539

	March	0.028	2.265	3/18/11	6.73	544

	April	0.028	2.265	4/15/11	6.73	544

	May	0.027	2.184	5/18/11	6.82	552

	June	0.027	2.184	6/20/11	6.80	550

(c) Record of Changes in Annual Return (Class M Shares):

Annual Return

6/1/10 - 5/31/11	8.53%

(Note) Annual Return (%) = 100 x {[(Ending NAV * A) / Beginning NAV) – 1}

"A" shall be obtained by multiplying together all the amounts of such dividend as distributed during the period divided by the net asset value per share on the ex-dividend day of the relevant distribution plus 1.

Provided that the Beginning NAV means net asset value per share on May 31, 2010 and the Ending NAV means net asset value per share on the end of May, 2011.

II RECORD OF SALES AND REPURCHASES (Class M Shares)

Record of sales and repurchases during one year period up to and including the end of May, 2011 and number of outstanding shares of the Fund as of the end of May, 2011 are as follows:

	Number of	Number of	Number of Out-
	Shares Sold	Shares Redeemed	standing Shares

Worldwide	8,982,464	10,492,054	28,952,327
(In Japan)	(8,254,700)	(9,850,000)	(26,772,000)

III. FINANCIAL CONDITIONS OF THE FUND

[Translation of Unaudited Semi-annual Accounts will be attached to the Japanese version of the Semi-annual Report.]

IV. OUTLINE OF THE MANAGEMENT COMPANY

(1) Amount of Capital Stock:

a. Fund (as of the end of May, 2011):

Not applicable.

b. Putnam Investment Management, LLC ("Investment Management Company"):

1. Amount of Member's Equity (as of the end of May, 2011): $104,857,985 (approximately JPY 8.5 billion) †

† Unaudited.

2. Amount of member's equity (for the past five years):

Amount of
Year	Member's Equity
End of 2006	$70,594,104
End of 2007	$117,226,875
End of 2008	$58,526,939
End of 2009	$69,079,977
End of 2010	$82,851,104

(2) Description of Business and Outline of Operation

a. Fund:

The Fund may carry out any administrative and managerial act, including the purchase, sale, subscription and exchange of any securities and the exercise of all rights directly or indirectly pertaining to the Fund's assets. The Fund has retained Putnam Investment Management, LLC, the investment adviser, to render investment advisory services and Putnam Investor Services, Inc., to hold the assets of the Fund in custody and act as Investor Servicing Agent.

b. Investment Management Company:

The Investment Management Company is engaged in the business of providing investment management and investment advisory services to mutual funds. As of the end of May, 2011, the Investment Management Company managed, advised, and/or administered the following 105 funds and fund portfolios (having an aggregate net asset value of nearly $70 billion):

		(As of the end of May, 2011)

Name of		Number of the	Total Net Asset Value
Country	Principal Characteristics	Funds	($ million)

	Closed-end bond fund	5	$2,648.47

	Open-end balanced fund	16	$17,000.36

U.S.A.	Open-end bond fund	35	$26,365.79

	Open-end equity fund	49	$23,950.93

	Total	105	$69,965.55

(3) Miscellaneous

a. Fund:

There has been, or is, no litigation which had or is expected to have a material effect on the Fund during the six months before the filing of this report.

b. Investment Management Company:

In late 2003 and 2004, the Investment Management Company settled charges brought by the SEC and the Massachusetts Securities Division in connection with excessive short-term trading in Putnam funds. Payments from the Investment Management Company will be distributed to certain open-end Putnam funds and their shareholders. These allegations and related matters have served as the general basis for certain lawsuits, including purported class action lawsuits against the Investment Management Company and, in a limited number of cases, some Putnam funds. The Investment Management Company believes that these lawsuits will have no material adverse effect on the funds or on the Investment Management Company's ability to provide investment management services. In addition, the Investment Management Company has agreed to bear any costs incurred by the Putnam funds as a result of these matters.

Except for the above, there has been, or is, no litigation or fact which caused or would cause, a material effect on the Investment Management Company during the six months before the filing of this report.

V. OUTLINE OF THE FINANCIAL STATUS OF THE INVESTMENT MANAGEMENT COMPANY

[Translation of Unaudited Semi-annual Accounts of the Investment Management Company will be attached to the Japanese version of the Semi-annual Report.]

[Translation]

Filed Document:	AMENDMENT TO SECURITIES
REGISTRATION STATEMENT

Filed with:	Director of Kanto Local Finance Bureau

Filing Date:	July 29, 2011

Name of the Issuer:	PUTNAM INCOME FUND

Name of Representative:	Jonathan S. Horwitz
Executive Vice President, Treasurer,
Principal Executive Officer and Compliance
Liaison

Address of Principal Office:	One Post Office Square
Boston, Massachusetts 02109
U. S. A.

Name and Title of Registration Agent:	Harume Nakano
Attorney-at-Law

Ken Miura
Attorney-at-Law

Address or Place of Business	Mori Hamada & Matsumoto
Marunouchi Park Building
6-1, Marunouchi 2-chome
Chiyoda-ku, Tokyo

Name of Liaison Contact:	Harume Nakano
Ken Miura
Attorneys-at-Law

Place of Liaison Contact:	Mori Hamada & Matsumoto
Marunouchi Park Building
6-1, Marunouchi 2-chome
Chiyoda-ku, Tokyo

Phone Number:	03-6212-8316

- ii -

Public Offering or Sale for Registration

Name of the Fund Making Public	PUTNAM INCOME FUND
Offering or Sale of Foreign
Investment Fund Securities:

Aggregate Amount of	The maximum amount expected to be sold is 3.4
Foreign Investment Fund Securities	billion U.S. dollars (JPY 275 billion).
to be Publicly Offered or Sold:

Note: U.S.$ amount is translated into Japanese Yen at the rate of U.S.$l.00=JPY 80.88 the mean of the exchange rate quotations by The Bank of Tokyo-Mitsubishi UFJ, Ltd. for buying and selling spot dollars by telegraphic transfer against yen on May 31, 2011.

Places where a copy of this Amendment
to Securities Registration Statement
is available for Public Inspection	Not applicable.

I. Reason For Filing This Amendment to Securities Registration Statement:

This statement purports to amend and update the relevant information of the Securities Registration Statement ("SRS") filed on April 6, 2011 due to the fact that the aforementioned Semi-annual Report was filed today and due to the fact that there is the matters to be modified.

The exchange rates used in this statement to translate the amended amounts of foreign currencies are different from those used before these amendments, as the latest exchange rates are used in this statement.

II. Contents of the Amendments:

1. Due to the Fact that the aforementioned Semi-annual Report:

Part II. INFORMATION CONCERNING THE FUND

The following matters in the original Japanese SRS are amended to have the same contents as those provided in the following items of the aforementioned Semi-annual Report:

	Before amendment		After amendment

	[Original Japanese SRS]		[Aforementioned Semi-annual Report]
I.	Description of the Fund	I.	Status of Investment Portfolio of the Fund
5.	Status of Investment Portfolio
(1)	Diversification of Investment Portfolio	(1)	Diversification of Investment Portfolio

(3)	Results of Past Operations	(2)	Results of Past Operations
(a)	Record of Changes in Net Assets (Class M		Record of Changes in Net Assets (Class M
	Shares)	(a)	Shares)
	(Regarding the amounts as at the end of		(Regarding the amounts as at the end of
	each month during one-year period from,		each month during one-year period from,
	and including, the latest relevant date		and including, the latest relevant date
	appertaining to the filing date of the		appertaining to the filing date of the
	original Japanese SRS)		afore-mentioned Semi-annual Report)
(b)	Record of Distributions Paid (Class M	(b)	Record of Distributions Paid (Class M
	Shares)		Shares)
	(Regarding the dividends paid each month		(Regarding the dividends paid each month
	during one-year period up to the latest		during one year period up to the latest
	relevant date of the original Japanese		relevant date of the afore-mentioned
	SRS)		Semi-annual Report)
(c)	Record of Annual Return (Class M Shares)	(c)	Record of Annual Return (Class M Shares)

(The record of annual return during one
year period up to the latest relevant date of
the afore-mentioned Semi-annual Report
is added.)

(d)	Record of Sales and Repurchases (Class M	II.	Record of Sales and Repurchases (Class M
	Shares)		Shares)
(The record of sales and repurchases during
one year period up to the latest relevant
date of the afore-mentioned Semi-annual
Report is added.)

With respect to Section III. the Financial Conditions of the Fund in the original SRS, Item III. Financial Conditions of the Fund in the aforementioned Semi-annual Report is added to the original SRS.

Part III. SPECIAL INFORMATION

I.	Outline of the Management Company	IV.	Outline of the Management Company
1.	Outline of the Management Company
B.	Putnam Investment Management, LLC
(Investment Management Company)
(1)	Amount of Capital Stock	(1)	Amount of Capital Share
		b.	Putnam Investment Management, LLC
(Investment Management Company)
2.	Description of Business and Outline of	(2)	Summary of Business and Outline of
	Operation		Operation
B.	The Investment Management Company	b.	Investment Management Company
5.	Miscellaneous	(3)	Miscellaneous
B.	The Investment Management Company	b.	Investment Management Company
(e)	Litigation, etc.

With respect to Section 3.B. the Financial Conditions of the Investment Management Company in the original SRS, Item V. Outline of the Financial Status of the Investment Management Company in the aforementioned Semi-annual Report is added to the original SRS.

2. Due to the fact that there are the matters to be modified:

PART II. INFORMATION CONCERNING THE FUND

I. DESCRIPTION OF THE FUND

1. NATURE OF THE FUND

(3) Structure of the Fund

(iii) Outline of the Investment Management Company

B. Putnam Investment Management, LLC (the "Investment Management Company")

(C) Amount of Capital Stock

[Before Amendment]

1. Amount of Member's Equity (as of the end of January, 2011): $92,243,775 (approximately JPY 7.6 billion) †

2. Amount of member's equity (for the past five years):

Amount of
Year	Member's Equity
End of 2006	$70,594,104
End of 2007	$117,226,875
End of 2008	$58,526,939
End of 2009	$69,079,977
End of 2010	$82,851,104 †
† Unaudited.

[After Amendment]

1. Amount of Member's Equity (as of the end of May, 2011): $104,857,985 (approximately JPY 8.5 billion) †

† Unaudited.

2. Amount of member's equity (for the past five years):

Amount of
Year	Member's Equity
End of 2006	$70,594,104
End of 2007	$117,226,875
End of 2008	$58,526,939
End of 2009	$69,079,977
End of 2010	$82,851,104

2. INVESTMENT POLICY

(3) Management Structure of the Fund:

[Before Amendment]

- Omitted.-

Portfolio managers.

The officers of the Investment Management Company identified below are primarily responsible for the day-to-day management of the Fund's portfolio.

Portfolio	Joined	Employer	Positions Over Past Five Years
Managers	Fund

Rob A.	2003	The Investment Management	Head of Fixed Income
Bloemker		Company	Previously, Deputy Head of Investments
		1999-Present

Carl D. Bell	2008	The Investment Management	Team Leader, Structured Credit
		Company	Previously, Team Member, Mortgage/Asset Backed
		1998-Present	Securities Team

Kevin F.	2005	The Investment Management	Team Leader, High Grade Credit and Emerging Markets
Murphy		Company	Debt
		1999-Present	Previously, Investment Strategist

Michael V.	2007	The Investment Management	Team Leader, Liquid Markets
Salm		Company	Previously, Mortgage Specialist
		1997-Present

Raman	2005	The Investment Management	Team Leader, Portfolio Construction
Srivastava		Company	Previously, Portfolio Construction Specialist;
		1999-Present	Quantitative Analyst

(Note) The above information is as of the end of February, 2011, and may change in the future.

- Omitted.-

[After Amendment]

- Omitted.-

Portfolio managers.

The officers of the Investment Management Company identified below are primarily responsible for the day-to-day management of the Fund's portfolio.

Portfolio	Joined	Employer	Positions Over Past Five Years
Managers	Fund

Carl D. Bell	2008	The Investment Management	Team Leader, Structured Credit
		Company	Previously, Team Member, Mortgage/Asset Backed
		1998-Present	Securities Team

Kevin F.	2005	The Investment Management	Team Leader, High Grade Credit and Emerging Markets
Murphy		Company	Debt
		1999-Present	Previously, Investment Strategist

Michael V.	2007	The Investment Management	Team Leader, Liquid Markets
Salm		Company	Previously, Mortgage Specialist
1997-Present

Raman	2005	The Investment Management	Team Leader, Portfolio Construction
Srivastava		Company	Previously, Portfolio Construction Specialist;
		1999-Present	Quantitative Analyst

(Note) The above information is as of the end of May, 2011, and may change in the future.

- Omitted.-

4. FEES AND TAXES

(3) Management Fee, etc.:

(b) Custodian Fee and Charges of the Investor Servicing Agent

[Before Amendment]

- Omitted.-

Putnam Investor Services, Inc. is the Fund's Investor Servicing Agent (transfer, plan and dividend disbursing agent), for which it receives fees that are paid monthly by the Fund as an expense of all its shareholders. The fee paid to Putnam Investor Services, Inc. is determined on the basis of the number of shareholder accounts in the Fund and the level of defined contribution plan assets in the Fund. Effective August 1, 2009 through at least July 31, 2010, investor servicing fees for the Fund will not exceed an annual rate of 0.375% of the Fund's average assets.

- Omitted.-

[After Amendment]

- Omitted.-

Putnam Investor Services, Inc. is the Fund's Investor Servicing Agent (transfer, plan and dividend disbursing agent), for which it receives fees that are paid monthly by the Fund as an expense of all its shareholders. The fee paid to Putnam Investor Services, Inc. is determined on the basis of the number of shareholder accounts in the Fund and the level of defined contribution plan assets in the Fund. Through at least June 30, 2012, investor servicing fees for the Fund will not exceed an annual rate of 0.375% of the Fund's average assets.

- Omitted.-

Attachment A:

With respect to Attachment, the relevant information from March 2011 to June 2011 is added as follows:

[Before Amendment]

Net asset value per share as at the ex-dividend date:
(From December 1994 to February 2011)

		Amount of Dividend		Net asset value per share as
Year / Month		Paid (US$)	Ex-dividend Date	at the ex-dividend date

(Omitted.)

2011	January	0.033	1/19/2011	6.64
	February	0.033	2/18/2011	6.63

[After Amendment]

Net asset value per share as at the ex-dividend date:
(From December 1994 to June 2011)

		Amount of Dividend		Net asset value per share as
Year / Month		Paid (US$)	Ex-dividend Date	at the ex-dividend date

(Omitted.)

2011	January	0.033	1/19/2011	6.64
	February	0.033	2/18/2011	6.63
	March	0.028	3/21/2011	6.70
	April	0.028	4/18/2011	6.71
	May	0.027	5/19/2011	6.78
	June	0.027	6/21/2011	6.77